Equity Investment Disclosure: Continuity of investment in KRD, Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Continuity of investment in KRD, Balance Sheet

	December 31, 2021	December 31, 2020
As at	$	$
Current assets	521,307	290,130
Non-current assets	-	828,754
Current liabilities	(590,519)	(832,521)
Non-current liabilities	-	(597,103)
Net assets	(69,212)	(310,740)